Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,888	$ 5,879	$ 5,851
Preferred dividends	(281)	(247)	(243)
Impact of the purchase of noncontrolling interests	9
Earnings allocated to participating stock awards	(27)	(24)	(25)
Net income applicable to U.S. Bancorp common shareholders	$ 5,589	$ 5,608	$ 5,583
Average common shares outstanding	1,718	1,764	1,803
Net effect of the exercise and assumed purchase of stock awards	6	8	10
Average diluted common shares outstanding	1,724	1,772	1,813
Earnings per common share	$ 3.25	$ 3.18	$ 3.10
Diluted earnings per common share	$ 3.24	$ 3.16	$ 3.08